BALANCE SHEETS (FY) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash held outside of trust Account	$ 520,422	$ 886,279
Prepaid expenses and other current assets	57,109	129,825
Total Currents Assets	577,531	1,016,104
Cash and cash equivalents held in Trust Account	225,433,349	221,060,045
Total Assets	226,010,880	222,076,149
Current Liabilities
Accounts payable	25,496	55,364
Accrued expenses	25,000	0
Accrued offering costs	0	25,000
Franchise tax payable	200,050	54,000
Income tax payable	1,033,660	113,000
Promissory note	0
Total Current Liabilities	1,284,206	247,364
Deferred underwriting fees	7,718,227	7,718,227
Total Liabilities	9,002,433	7,965,591
Commitments
Common stock subject to possible redemption, 20,846,454 and 20,869,316 shares at redemption value at December 31, 2019 and December 31, 2018, respectively	212,008,440	209,110,550
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	1,818,808	4,691,701
Retained earnings	3,180,527	307,638
Total Stockholders' Equity	5,000,007	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	226,010,880	222,076,149
Class A Common Stock [Member]
Stockholders' Equity
Common stock	121	118
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 551	$ 551